iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited)
December 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  — 0.7%
Air Transport Services Group, Inc.
(a)(b)
........... 15,797 $ 278,185
Hub Group, Inc., Class A
(a)
................... 4,209 386,976
665,161
a
Automobile Components  — 1.2%
Dana, Inc. .............................. 22,536 329,251
LCI Industries ........................... 2,815 353,874
Patrick Industries, Inc. ..................... 4,393 440,837
1,123,962
a
Automobiles  — 0.4%
Winnebago Industries, Inc. .................. 5,558 405,067
a
Banks  — 36.4%
1st Source Corp. ......................... 7,850 431,357
American National Bankshares, Inc. ............ 8,709 424,564
Ameris Bancorp .......................... 8,172 433,525
Associated Banc-Corp. ..................... 19,269 412,164
Atlantic Union Bankshares Corp. .............. 10,453 381,953
Axos Financial, Inc.
(a)
...................... 8,286 452,416
Banc of California, Inc. ..................... 26,631 357,654
Bank of NT Butterfield & Son Ltd. (The) .......... 12,203 390,618
Banner Corp. ........................... 6,706 359,173
Berkshire Hills Bancorp, Inc. ................. 13,337 331,158
Brookline Bancorp, Inc. ..................... 34,437 375,708
Byline Bancorp, Inc. ....................... 16,749 394,606
Cadence Bank .......................... 13,107 387,836
Cambridge Bancorp ....................... 5,306 368,236
Capitol Federal Financial, Inc. ................ 69,206 446,379
Cathay General Bancorp .................... 8,771 390,923
Central Pacific Financial Corp. ................ 13,909 273,729
Coastal Financial Corp.
(a)
................... 7,683 341,202
Community Trust Bancorp, Inc. ............... 9,644 422,986
ConnectOne Bancorp, Inc. .................. 18,531 424,545
CVB Financial Corp. ....................... 18,696 377,472
Dime Community Bancshares, Inc. ............. 16,538 445,368
Eagle Bancorp, Inc. ....................... 14,626 440,828
Eastern Bankshares, Inc. ................... 26,290 373,318
Enterprise Financial Services Corp. ............ 8,792 392,563
FB Financial Corp. ........................ 11,647 464,133
First Bancorp ........................... 11,149 412,624
First BanCorp ........................... 23,232 382,166
First Busey Corp. ......................... 17,154 425,762
First Commonwealth Financial Corp. ............ 25,694 396,715
First Financial Bancorp ..................... 16,006 380,142
First Financial Corp. ....................... 9,773 420,532
First Interstate BancSystem, Inc., Class A ........ 13,249 407,407
First Merchants Corp. ...................... 11,876 440,362
First Mid Bancshares, Inc. ................... 12,440 431,170
Flushing Financial Corp. .................... 25,109 413,796
Fulton Financial Corp. ...................... 24,493 403,155
German American Bancorp, Inc. ............... 12,186 394,948
Glacier Bancorp, Inc. ...................... 11,592 478,981
Hancock Whitney Corp. .................... 8,913 433,083
Hanmi Financial Corp. ..................... 15,976 309,934
Heartland Financial USA, Inc. ................ 11,203 421,345
Heritage Commerce Corp. ................... 38,924 386,126
Heritage Financial Corp. .................... 19,235 411,437
Hilltop Holdings, Inc. ....................... 11,640 409,844
Home BancShares, Inc. .................... 15,765 399,327
Hope Bancorp, Inc. ....................... 35,449 428,224
Horizon Bancorp, Inc. ...................... 30,936 442,694
Lakeland Bancorp, Inc. ..................... 26,187 387,306
Security Shares Value
a
Banks (continued)
Live Oak Bancshares, Inc. ................... 11,410 $ 519,155
National Bank Holdings Corp., Class A .......... 10,524 391,388
NBT Bancorp, Inc. ........................ 9,900 414,909
Nicolet Bankshares, Inc.
(b)
................... 4,736 381,153
Northfield Bancorp, Inc. .................... 34,932 439,445
Northwest Bancshares, Inc. .................. 29,052 362,569
OFG Bancorp ........................... 10,507 393,802
Old National Bancorp ...................... 22,675 382,981
Old Second Bancorp, Inc. ................... 24,224 374,019
Origin Bancorp, Inc. ....................... 11,419 406,174
Pacific Premier Bancorp, Inc. ................. 11,015 320,647
Pathward Financial, Inc. .................... 6,807 360,295
Peapack-Gladstone Financial Corp. ............ 12,885 384,231
Peoples Bancorp, Inc. ..................... 12,991 438,576
Premier Financial Corp. .................... 19,365 466,697
Provident Financial Services, Inc. .............. 16,389 295,494
QCR Holdings, Inc. ....................... 6,804 397,286
Renasant Corp. .......................... 11,579 389,981
S&T Bancorp, Inc. ........................ 11,585 387,171
Sandy Spring Bancorp, Inc. .................. 15,404 419,605
Seacoast Banking Corp. of Florida ............. 11,125 316,617
Simmons First National Corp., Class A .......... 18,498 367,000
Southside Bancshares, Inc. .................. 11,502 360,243
Stellar Bancorp, Inc. ....................... 15,462 430,462
Texas Capital Bancshares, Inc.
(a)(b)
............. 5,620 363,221
Tompkins Financial Corp. ................... 6,738 405,830
Towne Bank ............................ 14,378 427,889
TriCo Bancshares ........................ 10,315 443,236
TrustCo Bank Corp. ....................... 11,496 356,951
Trustmark Corp. ......................... 12,974 361,715
UMB Financial Corp. ...................... 5,314 443,985
United Bankshares, Inc. .................... 11,964 449,248
Univest Financial Corp. ..................... 19,013 418,856
Valley National Bancorp .................... 38,601 419,207
WaFd, Inc. ............................. 11,685 385,138
Washington Trust Bancorp, Inc. ............... 12,538 405,980
Westamerica BanCorp ..................... 7,254 409,198
WSFS Financial Corp. ..................... 8,418 386,639
34,788,487
a
Broadline Retail  — 0.4%
Dillard's, Inc., Class A ...................... 999 403,246
a
Building Products  — 2.0%
American Woodmark Corp.
(a)
................. 4,370 405,754
Insteel Industries, Inc. ...................... 10,157 388,912
Quanex Building Products Corp. ............... 11,704 357,791
Resideo Technologies, Inc.
(a)
................. 20,919 393,696
UFP Industries, Inc. ....................... 3,220 404,271
1,950,424
a
Chemicals  — 1.3%
AdvanSix, Inc. ........................... 10,607 317,786
Avient Corp. ............................ 9,335 388,056
Core Molding Technologies, Inc.
(a)
.............. 11,617 215,263
LSB Industries, Inc.
(a)
...................... 32,330 300,992
1,222,097
a
Commercial Services & Supplies  — 2.0%
Aris Water Solutions, Inc., Class A ............. 33,034 277,155
CoreCivic, Inc.
(a)
......................... 29,373 426,789
Interface, Inc. ........................... 33,606 424,108
MillerKnoll, Inc. .......................... 13,519 360,687

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
US Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Commercial Services & Supplies (continued)
Steelcase, Inc., Class A .................... 29,586 $ 400,003
1,888,742
a
Consumer Finance  — 0.8%
LendingClub Corp.
(a)
....................... 54,155 473,315
PROG Holdings, Inc.
(a)
..................... 9,927 306,843
780,158
a
Consumer Staples Distribution & Retail  — 1.2%
Andersons, Inc. (The) ...................... 6,417 369,234
SpartanNash Co. ......................... 14,986 343,929
United Natural Foods, Inc.
(a)
.................. 23,374 379,360
1,092,523
a
Containers & Packaging  — 0.3%
Greif, Inc., Class A ........................ 4,936 323,752
a
Diversified Consumer Services  — 0.8%
Graham Holdings Co., Class B ................ 567 394,927
Perdoceo Education Corp. ................... 19,279 338,539
733,466
a
Diversified REITs  — 0.4%
Broadstone Net Lease, Inc. .................. 23,055 397,007
a
Electric Utilities  — 0.4%
ALLETE, Inc. ........................... 6,245 381,944
a
Electrical Equipment  — 0.8%
Atkore, Inc.
(a)
............................ 2,217 354,720
Encore Wire Corp. ........................ 1,811 386,830
741,550
a
Electronic Equipment, Instruments & Components  — 0.8%
TTM Technologies, Inc.
(a)
.................... 25,597 404,688
Vishay Intertechnology, Inc. .................. 13,377 320,647
725,335
a
Energy Equipment & Services  — 1.7%
DMC Global, Inc.
(a)
........................ 13,472 253,543
Helmerich & Payne, Inc. .................... 7,846 284,182
Oil States International, Inc.
(a)
................. 39,387 267,438
Patterson-UTI Energy, Inc. .................. 23,820 257,256
Solaris Oilfield Infrastructure, Inc., Class A ........ 30,927 246,179
U.S. Silica Holdings, Inc.
(a)
................... 23,482 265,581
1,574,179
a
Entertainment  — 0.3%
Marcus Corp. (The) ....................... 21,335 311,064
a
Financial Services  — 2.4%
Banco Latinoamericano de Comercio Exterior SA ... 15,551 384,732
Enact Holdings, Inc. ....................... 12,106 349,742
Essent Group Ltd. ........................ 6,989 368,600
Merchants Bancorp ....................... 11,917 507,426
NMI Holdings, Inc., Class A
(a)
................. 12,202 362,155
Radian Group, Inc. ........................ 12,456 355,619
2,328,274
a
Food Products  — 0.8%
Cal-Maine Foods, Inc. ...................... 6,826 391,744
Fresh Del Monte Produce, Inc. ................ 12,759 334,924
726,668
a
Ground Transportation  — 1.5%
ArcBest Corp. ........................... 3,250 390,682
Covenant Logistics Group, Inc., Class A .......... 7,538 347,050
Security Shares Value
a
Ground Transportation (continued)
Heartland Express, Inc. ..................... 22,442 $ 320,023
Werner Enterprises, Inc. .................... 8,466 358,704
1,416,459
a
Health Care Providers & Services  — 0.6%
Fulgent Genetics, Inc.
(a)
.................... 12,362 357,386
Pediatrix Medical Group, Inc.
(a)
................ 25,934 241,186
598,572
a
Hotel & Resort REITs  — 0.8%
Apple Hospitality REIT, Inc. .................. 21,492 356,982
RLJ Lodging Trust ........................ 33,674 394,660
751,642
a
Hotels, Restaurants & Leisure  — 0.2%
Target Hospitality Corp.
(a)
................... 20,843 202,802
a
Household Durables  — 4.9%
Beazer Homes USA, Inc.
(a)
.................. 13,262 448,123
Century Communities, Inc. .................. 4,938 450,049
Ethan Allen Interiors, Inc. ................... 11,026 351,950
KB Home .............................. 7,140 445,964
La-Z-Boy, Inc. ........................... 10,701 395,081
M/I Homes, Inc.
(a)
......................... 3,929 541,181
MDC Holdings, Inc. ....................... 8,014 442,774
Meritage Homes Corp. ..................... 2,698 469,992
Taylor Morrison Home Corp.
(a)
................ 7,738 412,822
Tri Pointe Homes, Inc.
(a)
.................... 12,081 427,667
Worthington Enterprises, Inc. ................. 5,333 306,914
4,692,517
a
Insurance  — 2.9%
CNO Financial Group, Inc. ................... 13,893 387,615
Employers Holdings, Inc. .................... 7,853 309,408
Enstar Group Ltd.
(a)
....................... 1,366 402,082
Horace Mann Educators Corp. ................ 9,314 304,568
James River Group Holdings, Ltd. ............. 20,438 188,847
SiriusPoint, Ltd.
(a)
......................... 32,417 376,037
Stewart Information Services Corp. ............. 7,163 420,826
Universal Insurance Holdings, Inc. ............. 23,575 376,729
2,766,112
a
Leisure Products  — 1.4%
JAKKS Pacific, Inc.
(a)
...................... 17,761 631,404
Solo Brands, Inc., Class A
(a)
.................. 64,644 398,207
Vista Outdoor, Inc.
(a)(b)
...................... 9,955 294,369
1,323,980
a
Machinery  — 1.6%
Commercial Vehicle Group, Inc.
(a)
.............. 42,483 297,806
Mueller Industries, Inc. ..................... 8,792 414,543
Titan International, Inc.
(a)
.................... 24,548 365,274
Wabash National Corp. ..................... 15,648 400,902
1,478,525
a
Marine Transportation  — 0.4%
Matson, Inc. ............................ 3,716 407,274
a
Media  — 0.9%
Stagwell, Inc., Class A
(a)
.................... 70,437 466,997
Thryv Holdings, Inc.
(a)
...................... 17,563 357,407
824,404
a
Metals & Mining  — 3.4%
Alpha Metallurgical Resources, Inc. ............ 1,271 430,767
Arch Resources, Inc., Class A ................ 1,937 321,426
Constellium SE
(a)(b)
........................ 18,162 362,513

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Metals & Mining (continued)
Ramaco Resources, Inc., Class A .............. 30,055 $ 516,345
Ryerson Holding Corp. ..................... 11,334 393,063
SunCoke Energy, Inc. ...................... 32,481 348,846
TimkenSteel Corp.
(a)
....................... 15,179 355,948
Warrior Met Coal, Inc. ...................... 6,470 394,476
Worthington Steel, Inc.
(a)
.................... 5,332 149,829
3,273,213
a
Multi-Utilities  — 0.4%
Northwestern Energy Group, Inc. .............. 6,861 349,156
a
Office REITs  — 0.8%
Easterly Government Properties, Inc. ........... 28,842 387,636
JBG SMITH Properties ..................... 21,160 359,932
747,568
a
Oil, Gas & Consumable Fuels  — 9.3%
Ardmore Shipping Corp. .................... 25,341 357,055
Berry Corp. ............................. 40,203 282,627
California Resources Corp. .................. 5,886 321,847
Civitas Resources, Inc. ..................... 4,077 278,785
CNX Resources Corp.
(a)(b)
................... 14,647 292,940
CONSOL Energy, Inc. ...................... 3,143 315,966
CVR Energy, Inc. ......................... 9,719 294,486
Delek U.S. Holdings, Inc. ................... 11,604 299,383
Dorian LPG, Ltd. ......................... 11,497 504,373
Golar LNG, Ltd. .......................... 13,589 312,411
Hallador Energy Co.
(a)
...................... 22,954 202,913
HighPeak Energy, Inc.
(b)
.................... 19,531 278,121
International Seaways, Inc. .................. 7,348 334,187
Magnolia Oil & Gas Corp., Class A ............. 14,435 307,321
Matador Resources Co. .................... 5,558 316,028
Murphy Oil Corp. ......................... 7,269 310,096
Northern Oil and Gas, Inc. ................... 8,220 304,715
Par Pacific Holdings, Inc.
(a)
.................. 9,200 334,604
Permian Resources Corp., Class A ............. 47,241 642,478
Riley Exploration Permian, Inc. ................ 10,370 282,479
Ring Energy, Inc.
(a)(b)
....................... 169,065 246,835
Scorpio Tankers, Inc. ...................... 6,107 371,306
SM Energy Co. .......................... 8,339 322,886
Talos Energy, Inc.
(a)(b)
...................... 20,052 285,340
Teekay Tankers, Ltd., Class A ................ 7,920 395,762
VAALCO Energy, Inc. ...................... 75,308 338,133
World Kinect Corp. ........................ 14,698 334,820
8,867,897
a
Paper & Forest Products  — 0.4%
Clearwater Paper Corp.
(a)
................... 9,095 328,511
a
Passenger Airlines  — 0.4%
SkyWest, Inc.
(a)
.......................... 7,861 410,344
a
Personal Care Products  — 0.3%
Medifast, Inc. ........................... 4,419 297,045
a
Pharmaceuticals  — 0.4%
Innoviva, Inc.
(a)
.......................... 25,438 408,026
a
Professional Services  — 1.9%
Heidrick & Struggles International, Inc. .......... 13,178 389,147
Kelly Services, Inc., Class A, NVS ............. 18,168 392,792
Korn Ferry ............................. 6,966 413,432
Resources Connection, Inc. .................. 22,112 313,327
TrueBlue, Inc.
(a)
.......................... 22,533 345,656
1,854,354
a
Security Shares Value
a
Real Estate Management & Development  — 0.8%
Forestar Group, Inc.
(a)
...................... 12,265 $ 405,603
RMR Group, Inc. The, Class A ................ 13,446 379,581
785,184
a
Retail REITs  — 0.8%
Acadia Realty Trust ....................... 22,975 390,345
RPT Realty ............................. 31,221 400,566
790,911
a
Semiconductors & Semiconductor Equipment  — 0.8%
Alpha & Omega Semiconductor Ltd.
(a)
........... 11,048 287,911
Amkor Technology, Inc. ..................... 14,616 486,274
774,185
a
Specialty Retail  — 4.4%
Aaron's Co., Inc. (The) ..................... 31,575 343,536
American Eagle Outfitters, Inc. ................ 19,894 420,957
Arko Corp. ............................. 46,110 380,407
Asbury Automotive Group, Inc.
(a)
............... 1,434 322,607
Big 5 Sporting Goods Corp. .................. 47,031 298,177
Caleres, Inc. ............................ 11,463 352,258
GUESS?, Inc. ........................... 15,235 351,319
Hibbett, Inc. ............................ 6,953 500,755
Monro, Inc. ............................. 11,903 349,234
ODP Corp. (The)
(a)
........................ 7,160 403,108
Signet Jewelers Ltd. ....................... 4,600 493,396
4,215,754
a
Technology Hardware, Storage & Peripherals  — 0.4%
Xerox Holdings Corp. ...................... 21,065 386,122
a
Trading Companies & Distributors  — 1.7%
BlueLinx Holdings, Inc.
(a)
.................... 4,017 455,166
Boise Cascade Co. ....................... 3,201 414,082
GMS, Inc.
(a)
............................. 5,165 425,751
Hudson Technologies, Inc.
(a)
................. 24,861 335,375
1,630,374
a
Total Long-Term Investments — 96.5%
(Cost: $85,188,945) ................................. 92,144,037
a
Short-Term Securities
Money Market Funds  —  4.1%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.54%
(c)(d)(e)
...................... 1,639,046 1,640,030
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.33%
(c)(d)
............................ 2,254,110 2,254,110
a
Total Short-Term Securities — 4.1%
(Cost: $3,893,255) .................................. 3,894,140
Total Investments — 100.6%
(Cost: $89,082,200) ................................. 96,038,177
Liabilities in Excess of Other Assets — (0.6)% ............... (576,937)
Net Assets — 100.0% ................................. $ 95,461,240
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
US Small Cap Value Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
  Shares Held
at 12/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 3,856,572  $ —  $ (2,217,242)
(a)
$ 1,197  $ (497) $ 1,640,030  1,639,046  $ 14,973
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 286,846  1,967,264
(a)
—  —  —  2,254,110  2,254,110  36,868  —
$ 1,197  $ (497)
$ 3,894,140
$ 51,841  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 17 03/15/24 $ 174 $ 6,735
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date Net Notional
Accrued
Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long ........
Monthly
Goldman Sachs Bank USA
(b)
08/19/26
$ 502,375 $ (6,590)
(c)
$ 496,225 0.5%
Monthly
HSBC Bank PLC
(d)
02/10/28
1,542,228 110,443
( e )
1,654,026 1.6
Monthly
JPMorgan Chase Bank NA
(f)
02/08/24
962,280 (4,324)
(g )
958,230 1.0
$ 99,529 $ 3,108,481
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)
Amount includes $(440) of net dividends and financing fees.
(e)
Amount includes $(1,355) of net dividends and financing fees.
(g)
Amount includes $(274) of net dividends and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b) (d) (f)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate
(OBFR01)
USD - 1D Overnight Bank Funding Rate
(OBFR01)

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2023

Schedule of Investments
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with
Goldman Sachs Bank USA as of period end, termination date August 19,
2026 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Banks
Cathay General Bancorp .............. 254 $ 11,321 2.3%
CVB Financial Corp. ................. 124 2,503 0.5
First Financial Bancorp ............... 837 19,879 4.0
Fulton Financial Corp. ................ 2,767 45,545 9.2
Pacific Premier Bancorp, Inc. ........... 28 815 0.1
Preferred Bank .................... 5,303 387,384 78.1
Trustmark Corp. ................... 33 920 0.2
WSFS Financial Corp. ............... 177 8,130 1.6
476,497
Financial Services
Radian Group, Inc. .................. 691 19,728 4.0
a
Total Reference Entity — Long
496,225
Net Value of Reference Entity — Goldman Sachs Bank
USA ................................... $ 496,225
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC
Bank PLC as of period end, termination date February 10, 2028 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Banks
Atlantic Union Bankshares Corp. ........ 207 $ 7,564 0.5%
Banner Corp. ..................... 645 34,546 2.1
Berkshire Hills Bancorp, Inc. ........... 2,082 51,696 3.1
Cadence Bank .................... 1,399 41,396 2.5
Central Pacific Financial Corp. .......... 4,872 95,881 5.8
CVB Financial Corp. ................. 113 2,281 0.1
Independent Bank Corp. .............. 6,346 417,630 25.2
Northwest Bancshares, Inc. ............ 1,397 17,435 1.1
Pacific Premier Bancorp, Inc. ........... 3,211 93,472 5.6
Provident Financial Services, Inc. ........ 3,910 70,497 4.3
Renasant Corp. .................... 245 8,252 0.5
Seacoast Banking Corp. of Florida ....... 3,161 89,962 5.4
Trustmark Corp. ................... 1,427 39,785 2.4
Veritex Holdings, Inc. ................ 17,354 403,828 24.4
WaFd, Inc. ....................... 378 12,459 0.8
1,386,684
Consumer Finance
Green Dot Corporation, Class A ......... 22,522 222,968 13.5
a
Insurance
Horace Mann Educators Corp. .......... 1,357 44,374 2.7
a
Total Reference Entity — Long
1,654,026
Net Value of Reference Entity — HSBC Bank PLC .... $ 1,654,026
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with
JPMorgan Chase Bank NA as of period end, termination date February 8,
2024 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Banks
Ameris Bancorp .................... 427 $ 22,652 2.4%
Atlantic Union Bankshares Corp. ........ 810 29,597 3.1
Axos Financial, Inc. ................. 433 23,642 2.5
Banner Corp. ..................... 438 23,459 2.5
Berkshire Hills Bancorp, Inc. ........... 1,046 25,972 2.7
Brookline Bancorp, Inc. ............... 1,799 19,627 2.1
Cadence Bank .................... 1,051 31,099 3.2
Cathay General Bancorp .............. 472 21,037 2.2
Central Pacific Financial Corp. .......... 1,010 19,877 2.1
CVB Financial Corp. ................. 989 19,968 2.1
Eagle Bancorp, Inc. ................. 764 23,027 2.4
First Bancorp ..................... 582 21,540 2 .3
First BanCorp ..................... 1,294 21,286 2.2
First Commonwealth Financial Corp. ...... 1,342 20,721 2.2
Hanmi Financial Corp. ............... 4,364 84,662 8.8
Heritage Financial Corp. .............. 1,005 21,497 2.2
Hope Bancorp, Inc. ................. 1,852 22,372 2.3
Independent Bank Corp. .............. 379 24,942 2.6
National Bank Holdings Corp., Class A .... 569 21,161 2.2
NBT Bancorp, Inc. .................. 517 21,668 2.3
Northwest Bancshares, Inc. ............ 1,820 22,714 2.4
OFG Bancorp ..................... 548 20,539 2.1
Pacific Premier Bancorp, Inc. ........... 917 26,694 2.8
Pathward Financial, Inc. .............. 355 18,790 2.0
Provident Financial Services, Inc. ........ 1,291 23,277 2.4
Renasant Corp. .................... 781 26,304 2.7
S&T Bancorp, Inc. .................. 605 20,219 2.1
Seacoast Banking Corp. of Florida ....... 746 21,231 2.2
Simmons First National Corp., Class A .... 966 19,165 2.0
TrustCo Bank Corp. ................. 600 18,630 1.9
Trustmark Corp. ................... 758 21,133 2.2
Veritex Holdings, Inc. ................ 1,037 24,131 2.5
WaFd, Inc. ....................... 822 27,093 2.8
Westamerica BanCorp ............... 379 21,379 2.2
WSFS Financial Corp. ............... 449 20,623 2.2
851,728
Consumer Finance
Green Dot Corporation, Class A ......... 1,176 11,642 1.2
a
Insurance
Employers Holdings, Inc. .............. 410 16,154 1.7
Horace Mann Educators Corp. .......... 565 18,476 1.9
James River Group Holdings, Ltd. ....... 1,068 9,868 1.0
Stewart Information Services Corp. ....... 374 21,972 2.3
66,470
Office REITs
JBG SMITH Properties ............... 1,669 28,390 3.0
a
Total Reference Entity — Long
958,230
Net Value of Reference Entity — JPMorgan Chase Bank
NA .................................... $ 958,230

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
US Small Cap Value Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 92,144,037  $ —  $ —  $ 92,144,037
Short-Term Securities
Money Market Funds ...................................... 3,894,140  —  —  3,894,140
$ 96,038,177  $ —  $ —  $ 96,038,177
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 6,735  $ 110,443  $ —  $ 117,178
Liabilities
Equity Contracts ........................................... —  (10,914) —  (10,914)
$ 6,735  $ 99,529  $ —  $ 106,264
a
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust